UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado			80202
(Address of principal executive offices)			(Zip code)

Erin E. Douglas, Secretary Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1.  Reports to Stockholders.

INVESTMENT ADVISER

SSgA Funds Management, Inc.

1 International Place, 25th Floor

Boston, Massachusetts  02110

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT

ALPS Mutual Funds Services, Inc.

1625 Broadway

Suite 2200

Denver, Colorado  80202

DISTRIBUTOR

ALPS Distributors, Inc.

1625 Broadway

Suite 2200

Denver, Colorado  80202

LEGAL COUNSEL

Davis Graham & Stubbs LLP

1550 Seventeenth Street

Suite 500

Denver, Colorado  80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 Seventeenth Street

Suite 3600

Denver, Colorado  80202

CUSTODIAN

State Street Bank & Trust Company of Connecticut N.A.

750 Main Street Suite 1114

Hartford, Connecticut  06103

SUB-CUSTODIAN

State Street Bank & Trust Company

1776 Heritage Drive

North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call

800.298.3442 or visit

www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

SEMI - ANNUAL

Report

October 31, 2005

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Funds, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 2, 2005 and held until October 31, 2005.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Financial Investors Trust U.S. Treasury Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/2/05	Value 10/31/05	5/2/05 - 10/31/05*
Actual Fund Return	$1,000.00	$1,015.10	$1.67
Hypothetical Fund Return	$1,000.00	$1,023.41	$1.67

Financial Investors Trust U.S. Government Money Market Fund

				Expense Paid
		Beginning Account	Ending Account	During Period
		Value 5/2/05	Value 10/31/05	5/2/05 - 10/31/05*
Class I	Actual Fund Return	$1,000.00	$1,016.20	$1.01
	Hypothetical Fund Return	$1,000.00	$1,024.07	$1.01
Class II	Actual Fund Return	$1,000.00	$1,014.90	$2.27
	Hypothetical Fund Return	$1,000.00	$1,022.81	$2.28

Financial Investors Trust Prime Money Market Fund

				Expense Paid
		Beginning Account	Ending Account	During Period
		Value 5/2/05	Value 10/31/05	5/2/05 - 10/31/05*
Class I	Actual Fund Return	$1,000.00	$1,016.20	$1.01
	Hypothetical Fund Return	$1,000.00	$1,024.07	$1.01
Class II	Actual Fund Return**	$1,000.00	$—	$—
	Hypothetical Fund Return	$1,000.00	$1,022.06	$3.04

* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund, U.S. Government Money Market Fund Class I and II, and Prime Money Market Fund Class I and Class II annualized expense ratios of .33%, .20% and .45%, .20% and ..00%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

** A full redemption of Prime Class II shares was made on January 5, 2005. As of October 31, 2005 there were no assets in the Fund.

ASSET ALLOCATION (UNAUDITED)

October 31, 2005

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	14.13%
Repurchase Agreements	86.15%
U.S. Government Money Market Fund
U.S. Governement & Agency Obligations	32.63%
Repurchase Agreements	67.61%
Prime Money Market Fund
Certificates of Deposit	5.09%
Commercial Paper	11.39%
Repurchase Agreements	83.85%

Percentage of Fund’s Total Net Assets

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

October 31, 2005 (Unaudited)

Face Value		Value

	U.S. TREASURY OBLIGATIONS 14.13%
	U.S. Treasury Bill
$5,000,000	3.37%, 11/10/05 DN	$4,995,788

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,995,788)		4,995,788

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 86.15%

	Agreement with ABN AMRO Bank and Bank of New York
	(Tri-party), 3.95%, dated 10/31/05 and maturing 11/1/05,
	collateralized by U.S. Treasury Bill, due 1/19/06 with a
	repurchase amount of $1,400,154	1,400,000	$1,428,034

	Agreement with Bank of America and Bank of New York
	(Tri-party), 3.93%, dated 10/31/05 and maturing 11/1/05,
	collateralized by U.S. Treasury Note, 4.75% due 11/15/08
	with a repurchase amount of $1,400,153	1,400,000	1,428,251

	Agreement with Bear Stearns Companies, Inc., 3.95%,
	dated 10/31/05 and maturing 11/1/05, collateralized by U.S.
	Treasury Inflation Index Bond, 3.38% due 1/15/07 with a
	repurchase amount of $1,400,154	1,400,000	1,431,705

	Agreement with Credit Suisse First Boston and J.P. Morgan
	Chase & Co. (Tri-party), 3.94%, dated 10/31/05 and maturing
	11/1/05, collateralized by Treasury Note, 4.25% due 10/31/07
	with a repurchase amount of $1,400,153	1,400,000	1,431,527

	Agreement with Deutsche Bank and Bank of New York
	(Tri-party), 3.95%, dated 10/31/05 and maturing 11/1/05,
	collateralized by U.S. Treasury Notes, 4.25-12.00% due
	8/15/13-11/15/14 with a repurchase amount of $7,500,823	7,500,000	7,650,265

	Agreement with Goldman Sachs and Bank of New York
	(Tri-party), 3.85%, dated 10/31/05 and maturing 11/1/05,
	collateralized by Federal Home Loan Mortgage Corp. Note,
	3.75% due 11/15/06 with a repurchase amount of $1,400,150	1,400,000	1,428,426

	Agreement with Greenwich Capital Markets Inc., 3.92%,
	dated 10/31/05 and maturing 11/1/05, collateralized by U.S.
	Treasury Note, 12.75% due11/15/10 with a repurchase
	amount of $1,400,152	1,400,000	1,427,747

		Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with HSBC Bank and J.P. Morgan Chase &
Co. (Tri-party), 3.95%, dated 10/31/05 and maturing
11/1/05, collateralized by U.S. Treasury Note, 4.13%
due 8/15/10 with a repurchase amount of $1,400,154		$1,400,000	$1,430,383

Agreement with J.P. Morgan Chase & Co. and J.P.
Morgan Chase & Co. (Tri-party), 3.93%, dated 10/31/05
and maturing 11/1/05, collateralized by U.S. Treasury
Principal Strips, 3.00-10.63% due 2/15/06-8/15/15 with
a repurchase amount of $1,400,153		1,400,000	1,430,391

Agreement with Lehman Brothers, Inc. and J.P. Morgan
Chase & Co. (Tri-party), 3.93%, dated 10/31/05 and
maturing 11/1/05, collateralized by U.S. Treasury Notes,
3.63-3.75% due 5/15/08-7/15/09 with a repurchase
amount of $7,566,826		7,566,000	7,717,778

Agreement with Morgan Stanley & Co., Inc. and Bank
of New York (Tri-party), 3.95%, dated 10/31/05 and
maturing 11/1/05, collateralized by U.S. Treasury Bill,
due 1/26/06 with a repurchase amount of $1,400,154		1,400,000	1,486,320

Agreement with Smith Barney Citigroup and Bank of
New York (Tri-party), 3.90%, dated 10/31/05 and
maturing 11/1/05, collateralized by U.S. Treasury Strip,
due 5/15/21 with a repurchase amount of $1,400,152		1,400,000	1,428,000

Agreement with UBS Warburg and J.P. Morgan Chase
& Co. (Tri-party), 3.93%, dated 10/31/05 and maturing
11/1/05, collateralized by U.S. Treasury Note, 4.25%
due 10/15/10 with a repurchase amount of $1,400,153		1,400,000	1,429,860

TOTAL REPURCHASE AGREEMENTS (Cost $30,466,000)		30,466,000	31,148,687

TOTAL INVESTMENTS (Cost $35,461,788)	100.28%	$35,461,788
Liabilities in Excess of Other Assets	(0.28)%	(99,495)
NET ASSETS	100.00%	$35,362,293

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $35,461,788

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND
October 31, 2005 (Unaudited)

Face Value		Value

	U.S. GOVERNMENT AGENCY & OBLIGATIONS 32.63%
	Federal Home Loan Mortgage Corp.
$10,000,000	3.69%, 11/7/05	$9,999,984
50,000,000	3.97%, 11/29/05 DN	49,845,806

	Federal National Mortgage Association
10,000,000	.90%, 11/1/05	9,998,500
10,000,000	3.77%, 11/7/05	9,997,329

TOTAL U.S.GOVERNMENT & AGENCY OBLIGATIONS (Cost $79,841,619)		79,841,619

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 67.61%

	Agreement with Bank of America and Bank of New York
	(Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05,
	collateralized by Federal National Mortgage Association
	DN, 0.00% due 9/29/06, Federal National Mortgage
	Association Note, 6.21% due 8/6/38, and Federal Home Loan
	Mortgage Corp. Notes, 4.25-5.13% due 4/5/07-10/15/08 with
	repurchase amount of $55,006,142	55,000,000	$56,100,200

	Agreement with Barclays and Bank of New York (Tri-party),
	4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by
	Federal Home Loan Bank Bond, 3.88% due 12/20/06 with a
	repurchase amount of $11,001,228	11,000,000	11,220,141

	Agreement with Bear Stearns Companies, Inc., 4.01%, dated
	10/31/05 and maturing 11/1/05, collateralized by Federal
	National Mortgage Association Note, 5.30% due 9/14/12 with
	a repurchase amount of $11,001,225	11,000,000	11,304,133

	Agreement with BNP Paribas Securities Corp and Bank of
	New York (Tri-party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal Home Loan Bank
	Bonds, 4.00-4.50% due 5/15/09-9/16/13 with a repurchase amount of $11,001,228	11,000,000	11,222,411

	Agreement with Credit Suisse First Boston and J.P. Morgan
	Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal Home Loan Mortgage
	Corp. Note, 4.13% due 10/18/10 with a repurchase amount of
	$11,001,228	11,000,000	11,222,473

	Agreement with Goldman Sachs & Co. and Bank of New
	York (Tri-party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal National Mortgage
	Association Note, 4.63% due 6/1/10 with repurchase amount
	of $11,001,228	11,000,000	11,220,314

		Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with HSBC Bank and J.P. Morgan Chase &
Co. (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal Home Loan Mortgage
Corp. Notes, 3.63-6.25% due 9/15/08-7/15/32, and Federal
National Mortgage Association Notes, 2.50-5.13% due
7/16/07-10/15/14 with repurchase amount of $11,001,228		$11,000,000	$11,223,624

Agreement with Lehman Brothers, Inc. and J.P. Morgan
Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal National Mortgage
Association Note, 3.25% due 11/15/07 with a repurchase
amount of $11,415,275		11,414,000	11,644,346

Agreement with Morgan Stanley & Co. and Bank of New
York (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by U.S. Treasury Bonds, 6.75-7.50%
due 11/15/16-8/15/26 with repurchase amount of
$11,001,228		11,000,000	11,222,602

Agreement with Smith Barney Citigroup and Bank of New
York (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal National Mortgage
Association Note, 4.38% due 9/15/12 with repurchase amount
of $11,001,228		11,000,000	11,220,049

Agreement with UBS Warburg and J.P. Morgan Chase &
Co. (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal Home Loan Bank
Bonds, 2.50-5.38% due 2/24/06-6/14/13, Federal Home Loan
Mortgage Corp. Notes, 2.38-6.00% due 12/15/06-1/15/14,
Federal National Mortgage Association Conventional Loan
Pool #029015, 10.00% due 3/1/14, and Federal National
Mortgage Association Notes, 2.00-3.25% due 1/30/06-
5/19/08, with repurchase amount of $11,001,228		11,000,000	11,221,178

TOTAL REPURCHASE AGREEMENTS (Cost $165,414,000)		165,414,000	168,821,471

TOTAL INVESTMENTS (Cost $245,255,619)	100.24%	$245,255,619
Liabilities in Excess of Other Assets	(0.24)%	(586,235)
NET ASSETS	100.00%	$244,669,384

*Floating rate security - rate disclosed as of October 31, 2005. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $245,255,619

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

October 31, 2005 (Unaudited)

		Principal Amount	Value
	CERTIFICATES OF DEPOSIT 5.09%
Barclays Bank, PLC
11/18/05	3.95%*	$1,500,000	$1,499,789

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,499,789)			1,499,789

	COMMERCIAL PAPER 11.39%
Atlantics Asset
11/17/05	4.06%	1,300,000	1,297,660

Bryant Park
11/25/05	4.06%	1,004,000	1,001,289

Thames Asset Global
11/22/05	4.05%	1,059,000	1,056,504

TOTAL COMMERCIAL PAPER (Cost $3,355,453)			3,355,453

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 83.85%

	Agreement with Bank of America and Bank of New York
	(Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05,
	collateralized by Federal National Mortgage Association
	Note, 6.21% due 8/6/38 with a repurchase amount of
	$7,000,782		7,000,000	$7,140,224

	Agreement with Barclays and Bank of New York
	(Tri-party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal Home Loan Bank
	Bond, 3.88% due 12/20/06 with a repurchase amount of
	$1,400,156		1,400,000	1,428,933

	Agreement with Bear Stearns Companies, Inc., 4.01%, dated
	10/31/05 and maturing 11/1/05, collateralizd by Federal
	National Mortgage Association Note, 5.30% due 9/14/12
	with a repurchase amount of $1,400,156		1,400,000	1,428,983

	Agreement with BNP Paribas Securities Corp. and Bank of
	New York (Tri-party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal Home Loan Bank Bond,
	4.50% due 9/16/13 with a repurchase amount of $1,400,156		1,400,000	1,429,435

	Agreement with Credit Suisse First Boston and J.P. Morgan
	Chase & Co. (Tri-Party), 4.02%, dated 10/31/05 and maturing
	11/1/05, collateralized by Federal Home Loan Mortgage
	Corp. Note, 4.13% due 10/18/10 with a repurchase amount
	of $1,400,156		1,400,000	1,430,267

	Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)

Agreement with Goldman Sachs & Co. and Bank of New
York (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal Home Loan Mortgage
Corp. Note, 3.75% due 11/15/06 with a repurchase amount
of $1,400,156	$1,400,000	$1,428,426

Agreement with HSBC Bank and J.P. Morgan Chase & Co.
(Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05,
collateralized by Federal Farm Credit Bank Bond, 2.00%
due 9/17/07, Federal Home Loan Bank Bonds, 2.88 -
5.13% due 3/6/06 - 6/14/13, Federal Home Loan Mortgage
Corp. Notes, 2.88 - 4.50% due 5/15/07 - 7/15/13, and
Federal National Mortgage Association Notes, 2.50 -
6.63% due 4/15/07 - 10/15/05 with a repurchase amount of
$1,400,156	1,400,000	1,430,032

Agreement with Lehman Brothers, Inc. and J.P. Morgan
Chase & Co. (Tri-Party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal National Mortgage
Association Note, 3.25% due 11/15/07with a repurchase
amount of $5,099,569	5,099,000	5,202,162

Agreement with Morgan Stanley & Co., Inc. and Bank of
New York (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by U.S. Treasury Bond, 7.50% due
11/15/16 with a repurchase amount of $1,400,156	1,400,000	1,446,266

Agreement with Smith Barney Citigroup and Bank of New
York (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal National Mortgage
Association Notes 4.38% due 9/15/12 with a repurchase
amount of $1,400,156	1,400,000	1,428,932

Agreement with UBS Warburg and J.P. Morgan Chase &
Co. (Tri-party), 4.02%, dated 10/31/05 and maturing
11/1/05, collateralized by Federal National Mortgage
Association Note, 2.50% due 7/16/07 with a repurchase
amount of $1,400,156	1,400,000	1,430,093

TOTAL REPURCHASE AGREEMENTS (Cost $24,699,000)	24,699,000	25,223,753

		Value
TOTAL INVESTMENTS (Cost $29,554,242)	100.33%	$29,554,242
Liabilities in Excess of Other Assets	(0.33)%	(96,881)
NET ASSETS	100.00%	$29,457,361

*Floating rate security - rate disclosed as of October 31, 2005. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $29,554,242

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

	U.S. Treasury	U.S. Government		Prime
	Money Market	Money Market		Money Market
	Fund	Fund		Fund
ASSETS
Investments, at amortized cost (which approximates market value) (1)	$35,461,788	$245,255,619		$29,554,242
Interest receivable	3,329	147,404		5,043
Prepaid and other assets	2,542	7,627		679
Total Assets	35,467,659	245,410,650		29,559,964

LIABILITIES
Dividends payable	92,832	686,053		89,605
Accrued investment advisory fee	2,025	14,114		1,841
Accrued administration fee	5,808	18,679		2,125
Accrued board of trustees fee	491	2,333		2,489
Accrued SEC registration fee	—	1,954		—
Accrued distribution fee	—	13		—
Other payables	4,210	18,120		6,543
Total Liabilities	105,366	741,266		102,603

NET ASSETS	$35,362,293	$244,669,384		$29,457,361

COMPOSITION OF NET ASSETS
Paid-in capital	$35,362,538	$244,670,352		$29,468,665
Undistributed net investment income	464	1,490		—
Accumulated net realized loss	(709)	(2,458)		(11,304)
NET ASSETS	$35,362,293	$244,669,384	(2)	$29,457,361	(2)

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	35,396,969	244,522,575	(2)	$29,468,677	(2)

Net asset value and redemption value per share	$1.00	$1.00		$1.00

(1) Including repurchase agreements in the amounts of:	$30,466,000	$165,414,000		$24,699,000

	Net Assets	Shares Outstanding
(2) U.S. Government Money Market Fund
Class I	$244,654,454	244,507,635
Class II	$14,930	14,940

Prime Money Market Fund
Class I	$29,457,361	29,468,677
Class II	$—	—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2005 (Unaudited)

	U.S. Treasury	U.S. Government	Prime
	Money Market	Money Market	Money Market
	Fund	Fund	Fund

INVESTMENT INCOME	$618,933	$4,334,368	$417,144

EXPENSES
Investment advisory fee	19,489	133,735	12,845
Administration services	300,823	203,787	180,493
Legal	1,061	4,357	567
Reports to Shareholders	1,132	3,158	633
Insurance	2,616	14,138	3,600
State Registration	2,853	1,009	719
Distribution - Class II	—	236	—
Board of Trustees	1,727	9,243	2,062
Miscellaneous	954	5,166	161
Total Expenses before fee waiver	330,655	374,829	201,080
Expenses waived by administrator	(262,886)	(75,325)	(172,334)
Expenses waived by investment advisor	(6,496)	(44,578)	(4,282)

Net Expenses	61,273	254,926	24,464

NET INVESTMENT INCOME	557,660	4,079,442	392,680

Net realized loss on investments	—	—	(496)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$557,660	$4,079,442	$392,184

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund
	For the Six	For the
	Months Ended	Year Ended
	October 31, 2005	April 30, 2005
	(Unaudited)

OPERATIONS
Net investment income	$557,660	$574,270
Net realized loss on investments	—	(709)
Net increase in net assets resulting from operations	557,660	573,561

DISTRIBUTIONS
Dividends to shareholders from net investment income	(557,660)	(574,264)
Dividends to shareholders from net realized gains	—	(19,015)
Net decrease in net assets from distributions	(557,660)	(593,279)

BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold	53,686,597	97,567,083
Dividends reinvested	526,117	541,184
Shares redeemed	(54,784,167)	(107,916,710)
Net decrease in net assets derived from beneficial interest transactions	(571,453)	(9,808,443)

Net decrease in net assets	(571,453)	(9,828,161)

NET ASSETS
Beginning of period	35,933,746	45,761,907

End of period*	$35,362,293	$35,933,746

* Includes undistributed net investment income of:	$464	$464

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

	U.S. Government		Prime
	Money Market		Money Market
	Fund		Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	October 31, 2005	April 30, 2005	October 31, 2005	April 30, 2005
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income	$4,079,442	$4,483,664	$392,680	$1,139,239
Net realized gain/(loss) on investments	—	1,408	(496)	(10,808)
Net increase in net assets resulting from operations	4,079,442	4,485,072	392,184	1,128,431

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(4,076,761)	(4,474,605)	(392,680)	(911,114)
Class II	(2,681)	(9,059)	—	(228,152)
Dividends to shareholders from net realized gains
Class I	—	—	—	(9,155)
Class II	—	—	—	(3,866)
Net decrease in net assets from distributions	(4,079,442)	(4,483,664)	(392,680)	(1,152,287)

BENEFICIAL INTEREST TRANSACTIONS (1)
Class I
Shares sold	365,253,450	581,137,163	70,319,263	121,305,924
Dividends reinvested	3,718,566	3,887,041	113,051	174,183
Shares redeemed	(369,358,491)	(585,467,356)	(76,591,396)	(203,716,806)
Class II
Shares sold	—	958,150	—	58,014,162
Dividends reinvested	2,740	9,513	—	5,482
Shares redeemed	(243,084)	(2,447,664)	—	(102,797,252)

Net decrease in net assets derived from beneficial interest transactions	(626,819)	(1,923,153)	(6,159,082)	(127,014,307)

Net decrease in net assets	(626,819)	(1,921,745)	(6,159,578)	(127,038,163)

NET ASSETS
Beginning of period	245,296,203	247,217,948	35,616,939	162,655,102

End of period*	$244,669,384	$245,296,203	29,457,361	$35,616,939

* Includes undistributed net investment income of:	$1,490	$1,490	—	—

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2005		2005	2004	2003	2002	2001
	(Unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.01	0.01	0.01	0.03	0.06
Net realized gain	0.00		0.00 ^	—	—	—
Total from investment operations	0.02		0.01	0.01	0.01	0.03	0.06

Distributions
From net investment income	(0.02)		(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
From net realized gain	0.00		0.00 ^	—	—	—
Total distributions	(0.02)		(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	1.51%		1.54%	0.76%	1.26%	2.53%	5.92%

Ratios/Supplemental Data
Net assets, end of period (000)	$35,362		$35,934	$45,762	$80,935	$88,395	$74,590

Ratio of expenses to average net assets	0.33	%*	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	3.00	%*	1.44%	0.78%	1.25%	2.51%	5.82%
Ratio of expenses to average net assets without fee waivers	1.78	%*	1.65%	1.18%	0.76%	0.69%	0.80%
Ratio of net investment income to average net assets without fee waivers	1.55	%*	0.12%	(0.07)%	0.81%	2.15%	5.34%

* Annualized.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2005		2005	2004	2003	2002	2001
	(Unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.02	0.01	0.01	0.03	0.06

Distributions
From net investment income	(0.02)		(0.02)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	1.62%		1.68%	0.93%	1.43%	2.87%	6.14%

Ratios/Supplemental Data
Net assets, end of period (000)	$244,654		$245,040	$245,482	$407,147	$466,482	$343,856

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.20	%*	1.64%	0.94%	1.42%	2.78%	5.96%
Ratio of expenses to average net assets without fee waivers	0.29	%*	0.30%	0.28%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets without fee waivers	3.11	%*	1.54%	0.86%	1.41%	2.77%	5.95%

* Annualized.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			For the
	For the Six		Years Ended		For the
	Months Ended		April 30,		Period Ended
	October 31, 2005		2005	2004	April 30, 2003(1)
	(Unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01		0.01	0.01	0.01

Distributions
From net investment income	(0.01)		(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00
Total return+#	1.49%		1.42%	0.67%	1.03%

Ratios/Supplemental Data
Net assets, end of period (000)	$15		$256	$1,736	$2,164

Ratio of expenses to average net assets	0.45	%*	0.45%	0.45%	0.45	%*
Ratio of net investment income to average net assets	2.95	%*	1.39%	0.68%	0.92	%*
Ratio of expenses to average net assets without fee waivers	0.54	%*	0.55%	0.53%	0.46	%*
Ratio of net investment income to average net assets without fee waivers	2.86	%*	1.29%	0.60%	0.91	%*

*Annualized.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

(1) Class II commenced operations on June 18, 2002.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS I

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2005		2005	2004	2003	2002	2001
	(Unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.02	0.01	0.01	0.03	0.06
Net realized gain	0.00		0.00 ^	0.00 ^	—	—	—
Total from investment operations	0.02		0.02	0.01	0.01	0.03	0.06

Distributions
From net investment income	(0.02)		(0.02)	(0.01)	(0.01)	(0.03)	(0.06)
From net realized gain	0.00		0.00 ^	0.00 ^	—	—	—
Total distributions	(0.02)		(0.02)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	1.62%		1.73%	0.95%	1.42%	2.88%	6.23%

Ratios/Supplemental Data
Net assets, end of period (000)	$294,574		$35,617	$117,879	$98,079	$138,272	$120,383
Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.21	%*	1.58%	0.95%	1.46%	2.74%	6.06%
Ratio of expenses to average net assets without fee waivers	1.64	%*	0.62%	0.35%	0.26%	0.28%	0.33%
Ratio of net investment income to average net assets without fee waivers	1.77	%*	1.16%	0.79%	1.41%	2.66%	5.93%

+Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^Less than $.005 per share.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS II

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months Ended	For the Years Ended April 30,
	October 31, 2005	2005*	2004	2003	2002	2001
	(Unaudited)*

Net asset value, beginning of period	—	—	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	—	—	0.01	0.01	0.03	0.06
Net realized gain	—	—	0.00 ^	—	—	—
Total from investment operations	—	—	0.01	0.01	0.03	0.06

Distributions
From net investment income	—	—	(0.01)	(0.01)	(0.03)	(0.06)
From net realized gain	—	—	0.00 ^	—	—	—
Total distributions	—	—	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	—	—	$1.00	$1.00	$1.00	$1.00
Total return+	—	—	0.55%	1.02%	2.62%	5.97%

Ratios/Supplemental Data
Net assets, end of period (000)	—	—	$44,776	$51,750	$2,591	$39
Ratio of expenses to average net assets	—	—	0.60%	0.60%	0.51%	0.45%
Ratio of net investment income to average net assets	—	—	0.55%	0.96%	2.17%	5.88%
Ratio of expenses to average net assets without fee waivers	—	—	0.75%	0.66%	0.60%	0.58%
Ratio of net investment income to average net assets without fee waivers	—	—	0.39%	0.91%	2.08%	5.75%

* A full redemption of Class II shares was made on January 5, 2005. Thus, there were no assets to derive any financial highlight information for the year ended April 30, 2005 and for the six months ended October 31, 2005.

+Total return would have been lower had various fees not been waived during the period.

^ Less than $.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the “Funds”). The financial statements of the remaining funds are presented separately.

The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes:   It is the Funds’ policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.       INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of each Fund’s average net assets. SSgA FM has voluntarily agreed to waive ..035% of their advisory fee until assets for each Fund reach $1 billion.

Prior to June 10, 2003, SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds. Pursuant to the interim advisory agreement, SSgA FM was entitled to the following advisory fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%	0.04%
Next $500 million	0.075%	0.06%	0.06%
Next $500 million	0.10%	0.08%	0.08%
In excess of $1.5 billion	0.15%	0.08%	0.08%

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc (“GEAM”) was the adviser. GEAM had the following fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%	0.04%
Next $500 million	0.075%	0.06%	0.06%
Next $500 million	0.10%	0.08%	0.08%
In excess of $1.5 billion	0.15%	0.08%	0.08%

ALPS Mutual Funds Services, Inc. (“ALPS”) serves as the Funds’ administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund*	Money Market Fund*	Money Market Fund*
First $500 million	0.26%	0.16%	0.16%
Next $500 million	0.24%	0.14%	0.14%
In excess of $1 billion	0.22%	0.12%	0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2006, to the extent necessary for U.S. Treasury to maintain a total expense ratio of no more than .33% of its average net assets, U.S. Government Class I to maintain a total expense ratio of no more than .20% of its average net assets, U.S. Government Class II to maintain a total expense ratio of no more than .45% of its average net assets, Prime Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Prime Class II to maintain a total expense ratio of no more than .60% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes:  fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund (“Class II”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of October 31, 2005, constituted 32.23% of the U.S. Treasury Money Market Fund, 43.68% of the U.S. Government Money Market Fund and 83.49% of the Prime Money Market Fund.

FUND HOLDINGS (UNAUDITED)

The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

TRUSTEES & OFFICERS (UNAUDITED)

As of October 31, 2005, the Funds represented three of four separate series under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years and
Name, Address & Age	with Funds	Overseen	other Directorships Held by Trustee

W. Robert Alexander, (77) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 4 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., (“ALPS”) and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Mr. Alexander is also the Chairman of ALPS Financial Services, Inc. and ALPS Advisors, Inc. Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts, Financial Investors Variable Insurance Trust, Clough Global Allocation Fund, Clough Global Equity Fund and Reaves Utility Income Fund.

Edmund J. Burke, (44) 1625 Broadway Suite 2200 Denver, CO 80202	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Equity Fund and Clough Global Allocation Fund.

Jeremy O. May, (35) 1625 Broadway Suite 2200 Denver, CO 80202	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund and First Funds Trust.

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years and
Name, Address & Age	with Funds	Overseen	other Directorships Held by Trustee

Erin Douglas, (28)* 1625 Broadway Suite 2200 Denver, CO 80202	Secretary	Erin Douglas was elected as Secretary at the June 15, 2004 meeting of the Board of Trustees.

Ms. Douglas is Associate Counsel of ALPS. Ms. Douglas joined ALPS as Associate Counsel in January 2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Douglas is currently Secretary of the Clough Global Allocation Fund and the Clough Global Equity Fund.

Bradley J. Swensen (32) 1625 Broadway Suite 2200 Denver, CO 80202	Chief Compliance Officer	Mr. Swenson was elected as Chief Compliance Officer at the March 22, 2005 meeting of the Board of Trustees.

Mr. Swenson joined ALPS as Chief Compliance Officer (“CCO”) in May 2004. Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group. Before joining Janus Mr. Swenson was a senior Internal Auditor for Oppenhiemer Funds. Because of his position with ALPS and ADI, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Swenson is currently the CCO of Clough Global Allocation Fund, Clough Global Equity Fund, Reaves Utility Income Fund, SPDR Trust, Midcap SPDR Trust, and DIAMONDS Trust.

Kim Storms, (33) 1625 Broadway Suite 2200 Denver, CO 80202	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

INDEPENDENT TRUSTEES

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years and
Name, Address & Age	with Funds	Overseen	other Directorships Held by Trustee

Mary K. Anstine, (64) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the Colorado Uplift Board. Ms. Anstine is also Director of AV Hunter Trust and Denver Chapter of the Alzheimer’s Association. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

Edwin B. Crowder, (74) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (70) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 4 funds in the trust.

Mr. Lee is a Director of Storage Technology Corporation and ING Financial Services - North America. Mr. Lee is also a Director of Meredith Capital Corporation and Source Capital Corporation. Mr. Lee is a Trustee of the Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

John R. Moran, Jr., (75) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Mr. Moran is President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado; Trustee of the Robert J. Kutak Foundation, Hill Foundation and Financial Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.862.3040 or visit
WWW.AMERICANFREEDOMFUNDS.COM

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Semi-Annual Report

October 31, 2005

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Fund, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 2, 2005 and held until October 31, 2005.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

				Expense Paid
		Beginning Account	Ending Account	During Period
		Value 5/2/05	Value 10/31/05	5/2/05 - 10/31/05*
Class I	Actual Fund Return	$1,000.00	$1,016.20	$1.01
	Hypothetical Fund Return	$1,000.00	$1,024.07	$1.01
Class II	Actual Fund Return	$1,000.00	$1,014.90	$2.22
	Hypothetical Fund Return	$1,000.00	$1,022.86	$2.23

* Expenses are equal to the American Freedom U.S. Government Money Market Fund Class I and Class II annualized expense ratios of .20% and .44%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION (UNAUDITED)

October 31, 2005

U.S. Government & Agency Obligations	31.94%
Repurchase Agreements	68.33%

Percnetage of Fund’s Total Net Assets

1

STATEMENT OF INVESTMENTS

October 31, 2005 (Unaudited)

Face Value		Value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS 31.94%
	Federal Home Loan Mortgage Corp.
$5,000,000	3.69%, 11/7/05*	$4,999,992
25,000,000	3.97%, 11/29/05 DN	24,922,903

	Federal National Mortgage Assocation
5,000,000	3.90%, 11/1/05*	4,999,423
5,000,000	3.77%, 11/7/05*	4,998,664

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $39,920,982)		39,920,982

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 68.33%

	Agreement with Bank of America and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Mortgage Corp Notes. 3.75-5.27% due 3/15/07- 10/12/10, and Federal Home Loan Mortgage Corp. DN, due 4/5/06 with a repurchase amount of $30,003,350	30,000,000	$30,600,013

	Agreement with Barclays and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 4.75% due 9/22/10 with a repurchase amount of $5,500,614	5,500,000	5,610,192

	Agreement with Bear Stearns Companies, Inc., 4.01%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal National Mortgage Assiciation Note, 5.30% due 9/14/12 with a repurchase amount of $5,500,613	5,500,000	5,652,066

	Agreement with BNP Paribas and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Bank Bond, 4.50% due 9/16/13 with a repurchase amount of $5,500,614	5,500,000	5,610,042

	Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 4.38% due 7/17/15 with a repurchase amount of $5,500,614	5,500,000	5,610,073

	Agreement with Goldman Sachs & Co. and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 4.88% due 3/15/07 with a repurchase amount of $5,500,614	5,500,000	5,610,434

2

		Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 68.33%

Agreement with HSBC Bank and JP Morgan Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Mortgage Corp, 3.63% due 9/15/08, and Federal National Mortgage Association Notes, 6.63 - 7.13% due 9/15/09- 1/15/30 with a repurchase amount of $5,500,614		$5,500,000	$5,611,067

Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Bank Bond, 4.38% due 3/17/10 with a repurchase amount of $5,922,661		5,922,000	6,045,328

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by U.S. Treasury Bill DN, due 11/17/05, and U.S. Treasury Bond, 7.50% due 11/17/05 with a repurchase amount of $5,500,614		5,500,000	5,640,468

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal National Mortgage Association Note, 4.38% due 9/15/12 with a repurchase amount of $5,500,614		5,500,000	5,610,025

Agreement with UBS Warburg, Inc. and JP Morgan Chase & Co. (Tri-party), 4.02%, dated 10/31/05 and maturing 11/1/05, collateralized by Federal Home Loan Bank Bond, 3.50% due 8/15/06 with a repurchase amount of $5,500,614		5,500,000	5,612,090

TOTAL REPURCHASE AGREEMENTS (Cost $85,422,000)		85,422,000	87,211,798

TOTAL INVESTMENTS	100.27%	$125,342,982
(Cost $125,342,982)
Liabilities in Excess of Other Assets	(0.27)%	(333,196)

NET ASSETS	100.00%	$125,009,786

*Floating rate security - rate disclosed as of October 31, 2005. Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $125,342,982

See Notes to Financial Statements.

3

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

ASSETS
Investments, at amortized cost (which approximates market value) (1)	$125,342,982
Interest receivable	74,133
Prepaid and other assets	2,394
Total Assets	125,419,509

LIABILITIES
Dividends payable	380,130
Accrued investment advisory fee	8,114
Accrued administration fee	10,962
Accrued board of trustees fee	4,142
Accrued distribution fee	11
Other payables	6,364
Total Liabilities	409,723
NET ASSETS	$125,009,786

COMPOSITION OF NET ASSETS
Paid-in capital	$125,009,786
Undistributed net investment income	—
Accumulated net realized gain	—
NET ASSETS	$125,009,786	(2)

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	125,009,764	(2)

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of $85,422,000.

	Net Assets	Shares Outstanding
(2) Government Money Market Fund
Class I	$125,006,703	125,006,681
Class II	$3,083	3,083

See Notes to Financial Statements.

4

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2005 (Unaudited)

INVESTMENT INCOME	$2,196,327

EXPENSES
Investment advisory fee	67,750
Administration services	180,493
Legal	2,957
Insurance	7,285
State Registration	1,391
Distribution - Class II	4
Board of Trustees	5,364
Miscellaneous	3,024
Total Expenses before fee waivers	268,268
Expenses waived by administrator	(116,675)
Expenses waived by investment advisor	(22,583)

Net Expenses	129,010

NET INVESTMENT INCOME	2,067,317

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,067,317

See Notes to Financial Statements.

5

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	October 31, 2005 (Unaudited)	April 30, 2005
OPERATIONS
Net investment income	$2,067,317	$1,969,468
Net increase in net assets resulting from operations	2,067,317	1,969,468

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(2,067,272)	(1,969,430)
Class II	(45)	(43)
Dividends to shareholders from net realized gains
Class I	—	(15,590)
Class II	—	—

Net decrease in net assets from distributions	(2,067,317)	(1,985,063)

BENEFICIAL INTEREST TRANSACTIONS (1)
Class I
Shares sold	67,994,752	126,687,386
Dividends reinvested	1,670,469	1,517,388
Shares redeemed	(60,327,661)	(117,272,289)
Class II
Shares sold	—	—
Dividends reinvested	43	39
Shares redeemed	—	—
Net increase in net assets derived from beneficial interest transactions	9,337,603	10,932,524

Net increase in net assets	9,337,603	10,916,929

NET ASSETS
Beginning of period	135,311,192	104,755,254

End of period	$125,009,786	$115,672,183

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

6

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months		For the	For the
	Ended October 31,		Year Ended	Period Ended
	2005 (Unaudited)		April 30,2005	April 30,2004**

Net asset value, beginning of period	$1.00		$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.02	0.01
Net realized gain	—		0.00 ^	—
Total from investment operations	0.02		0.02	0.01

Distributions
From net investment income	(0.02)		(0.02)	(0.01)
Net realized gain	—		0.00 ^	—
Total distributions	(0.02)		(0.02)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return+#	1.61%		1.68%	0.55	%#

Ratios/Supplemental Data
Net assets, end of period (000)	125,007		$115,669	$104,752

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20	%*
Ratio of net investment income to average net assets	3.21	%*	1.68%	0.88	%*
Ratio of expenses to average net assets without fee waivers	0.42	%*	0.43%	0.43	%*
Ratio of net investment income to average net assets without fee waivers	2.99	%*	1.45%	0.65	%*

* Annualized.

** Class I commenced operations on September 11, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

7

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months		For the	For the
	Ended October 31,		Year Ended	Period Ended
	2005 (Unaudited)		April 30,2005	April 30,2004**

Net asset value, beginning of period	$1.00		$1.00	$1.00

Income from investment operations
Net investment income	0.01		0.01	0.00	^
Net realized gain	—		0.00 ^	—
Total from investment operations	0.01		0.01	0.00	^

Distributions
From net investment income	(0.01)		(0.01)	(0.00	)^
Net realized gain	—		0.00 ^	—
Total distributions	(0.01)		(0.01)	(0.00	)^
Net asset value, end of period	$1.00		$1.00	$1.00
Total return+#	1.48%		1.42%	0.11	%#

Ratios/Supplemental Data
Net assets, end of period (000)	$3		$3	$3

Ratio of expenses to average net assets	0.44	%*	0.43%	0.43	%*
Ratio of net investment income to average net assets	2.97	%*	1.46%	0.62	%*
Ratio of expenses to average net assets without fee waivers	0.66	%*	0.66%	0.66	%*
Ratio of net investment income to average net assets without fee waivers	2.75	%*	1.23%	0.39	%*

* Annualized.

** Class II commenced operations on September 17, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust’s American Freedom Family of Funds. The American Freedom Family of Funds includes the U.S. Government Money Market Fund (the “fund”). The financial statements of the remaining funds of the Trust are presented separately.

The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

9

2.           INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (“SSgA FM”). Pursuant to that advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of .105% of average net assets of the U.S. Government Money Market Fund. SSgA FM has voluntarily agreed to waive .035% of its advisory fee until the assets of the Fund reach $1 billion.

ALPS Mutual Funds Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

U.S. Government
Average Net Assets	Money Market Fund*
First $500 million	0.16%
Next $500 million	0.14%
In excess of $1 billion	0.12%

*Subject to a minimum monthly fee of $30,000.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2006, to the extent necessary for Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Class II to maintain a total expense ratio of no more than .45% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

The Trustees have adopted a Distribution Plan on behalf of Class II pursuant to Rule 12b-1 under the Investment Company Act of 1940,as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the Fund.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of October 31,2005,constituted 64.63% of the Fund.

FUND HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities area available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:///www.sec.gov

10

TRUSTEES AND OFFICERS (UNAUDITED)

As of October 31, 2005, the U.S. Government Money Market Fund represented one of four separate series under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5 Years
Name, Address & Age	with Funds	Overseen	and other Directorships Held by Trustee

W. Robert Alexander, (77) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 4 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., (“ALPS”) and ALPS Distributors, Inc., (“ADI”) until September 30, 2005 which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Mr. Alexander is also the Chairman of ALPS Financial Services, Inc. and ALPS Advisors, Inc. Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts, Financial Investors Variable Insurance Trust, Clough Global Allocation Fund, Clough Global Equity Fund and Reaves Utility Income Fund.

Edmund J. Burke, (44) 1625 Broadway Suite 2200 Denver, CO 80202	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Financial Investors Trust, Reaves Utility Income Fund, Clough Global Equity Fund and Clough Global Allocation Fund.

Jeremy O. May, (35) 1625 Broadway Suite 2200 Denver, CO 80202	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund and First Funds Trust.

11

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5
Name, Address & Age	with Funds	Overseen	Years and other Directorships Held by Trustee

Erin Douglas, (28)* 1625 Broadway Suite 2200 Denver, CO 80202	Secretary	Erin Douglas was elected as Secretary at the June 15, 2004 meeting of the Board of Trustees.

Ms. Douglas is Associate Counsel of ALPS. Ms. Douglas joined ALPS as Associate Counsel in January 2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Douglas is currently Secretary of the Clough Global Allocation Fund and the Clough Global Equity Fund.

Bradley J. Swensen (32) 1625 Broadway Suite 2200 Denver, CO 80202	Chief Compliance Officer	Mr. Swenson was elected as Chief Compliance Officer at the March 22, 2005 meeting of the Board of Trustees.

Mr. Swenson joined ALPS as Chief Compliance Officer (“CCO”) in May 2004. Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group. Before joining Janus Mr. Swenson was a senior Internal Auditor for Oppenhiemer Funds. Because of his position with ALPS and ADI, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Swenson is currently the CCO of Clough Global Allocation Fund, Clough Global Equity Fund, Reaves Utility Income Fund, SPDR Trust, Midcap SPDR Trust, and DIAMONDS Trust.

Kim Storms (33) 1625 Broadway Suite 2200 Denver, CO 80202	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

12

INDEPENDENT TRUSTEES

Term of Office, Length
of Time Served and
	Position(s) Held	Number of Portfolios	Principal Occupation During the Past 5
Name, Address & Age	with Funds	Overseen	Years and other Directorships Held by Trustee

Mary K. Anstine, (64) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the Colorado Uplift Board. Ms. Anstine is also Director of AV Hunter Trust and Denver Chapter of the Alzheimer’s Association. Ms. Anstine is a Trustee of Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

Edwin B. Crowder, (74) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (70) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 4 funds in the trust.

Mr. Lee is a Director of Storage Technology Corporation and ING Financial Services - North America. Mr. Lee is also a Director of Meredith Capital Corporation and Source Capital Corporation. Mr. Lee is a Trustee of the Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

John R. Moran, Jr., (75) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the trust.

Mr. Moran is President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado; Trustee of the Robert J. Kutak Foundation, Hill Foundation and Financial Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

13

Item 2.            Code of Ethics.

Not applicable to this report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

3

Item 11.          Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)     Not applicable.

(a)(2)     The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)     Not applicable.

(b)         The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule
30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2006

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	January 9, 2006

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